PURCHASE ADVANCES, NET (Details)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
Purchase Advances [Line Items]
Total	$ 195,663	¥ 1,343,576	¥ 12,654,546
Third Party [Member]
Purchase Advances [Line Items]
Capitalized pre-contract costs	0	0	1,508,491
Capitalized contract costs	0	0	4,221,942
Prepayment for others	231,852	1,592,076	7,376,745
Allowance for doubtful accounts	(36,189)	(248,500)	(452,632)
Total	$ 195,663	¥ 1,343,576	¥ 12,654,546